Acquisition and Disposal (Details) - Schedule of Unaudited Pro Forma Information - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Unaudited Pro Forma Information [Abstract]
Total net revenues	¥ 2,419,634	¥ 3,452,208
Income (loss) from operations	(453,560)	116,065
Net income (loss)	(397,718)	131,771
Net income (loss) attributable to the Company’s shareholders	¥ (250,192)	¥ 11,784